CAPITAL AND RESERVES - Schedule of detailed information about reserves within equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Conversion	$ 0	$ 11,750
Private placement		1,588
Conversion of convertible debt		250
Exercise of stock options	207	2
Release of vested common shares from employee benefit trusts	229
Shares issued via private placement		500
Warrants issued via Pipe transaction		5,583
Shares issued via Pipe transaction		14,818
Share Premium [Member]
Disclosure of classes of share capital [line items]
Balance	21,668	1,265
Issued for cash	26,475
Conversion	14,818	11,750
Private placement		1,588
ADL shares		730
Conversion of convertible debt		250
Exercise of stock options	207	2
Acquisition of common shares for RSU Plan	(12,644)
Release of vested common shares from employee benefit trusts	229
Shares issued via private placement		500
Warrants issued via Pipe transaction		5,583
Balance	50,753	$ 21,668
Number of shares authorised		123,000
Non-Controlling Interests [Member]
Disclosure of classes of share capital [line items]
Balance	14,818	$ 0
Conversion	(14,818)
Shares issued via Pipe transaction		14,818
Balance	0	$ 14,818
Number of shares authorised		123,000
Non-redeemable Preference Shares [Member]
Disclosure of classes of share capital [line items]
Balance	0	$ 11,750
Conversion		(11,750)
Balance	$ 0	$ 0
Number of shares authorised	66,000	66,000